Related-party Transactions- Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
IFRS Statement [Line Items]
Accounts payable to related parties	$ 1,568	$ 0		$ 1,568
Miscellaneous purchases	92
Research and development	122,265	114,859	$ 123,037
Current payables to related parties	2,572	2,220		2,572
Key management Personnel Compensation Director				135
Research and Development [Member]
IFRS Statement [Line Items]
Research and development	1,400	1,800	$ 2,200
VST [Member] | Research and Development [Member]
IFRS Statement [Line Items]
Research and development		$ 1,597
Cheng Mei Materials Technology Corporation [Member]
IFRS Statement [Line Items]
Purchases of goods, related party transactions	663
Accounts payable to related parties	1,530			1,530
Miscellaneous purchases	84
Ningbo Cheng Mei Materials Technology Co. Ltd. [Member]
IFRS Statement [Line Items]
Purchases of goods, related party transactions	26
Accounts payable to related parties	$ 38			$ 38